Convertible Promissory Notes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Debt Disclosure [Abstract]
Convertible promissory notes	$ 2,652,377	$ 455,606	$ 2,756,427
Convertible promissory notes beneficial conversion feature	0	1,099,861
Interest expense, convertible promissory notes	$ 3,565,199	$ 452,804